5. Inventory And Work In Process (Tables)	12 Months Ended
Dec. 31, 2012
Inventory And Work In Process Tables
Inventory

The inventory amounts included in the consolidated balance sheets as of December 31, 2011 and 2012 comprised of:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Work in process	¥23,687,248	¥16,303,495	$2,616,892
Purchased hardware and software held for resale	8,822,088	5,463,370	876,931
Less: Inventory provision	(4,507,846)	(2,467,133)	(396,002)
Total inventories, net	¥28,001,490	¥19,299,732	$3,097,821

Inventory Provision for loss

The movement of inventory provision related to loss making contracts during the years was as follows:

	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2011	2012	2012
Balance at the beginning of the year	¥3,138,266	¥4,507,846	$723,559
Add: Current year additions	4,184,469	2,602,925	417,798
Less: Current year written-off	(2,814,889)	(4,643,638)	(745,355)
Balance at the end of the year	¥4,507,846	¥2,467,133	$396,002